Fair Value - Nonrecurring Gain/Loss Adjustments (Details) - Fair Value, Measurements, Nonrecurring [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired loans	$ 103	$ 354	$ 200
Other real estate owned	181	52	52
Total Losses from Fair Value Adjustments, Assets Measured on a Nonrecurring Basis	$ 284	$ 406	$ 252